Financial Instruments - Currency Risk- Sensitivity Analysis (Detail) - Ten percentage weakening in foreign currency vs us [member] $ in Millions	Dec. 31, 2023 USD ($)
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	$ 4
Receivables under indemnification arrangement	(27)
Non-permanent intercompany loans	165
Indirect investment in LSEG shares	(190)
Foreign exchange contracts	155
Total impact on earnings	107
British Pounds Sterling [Member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	1
Receivables under indemnification arrangement	(25)
Non-permanent intercompany loans	68
Indirect investment in LSEG shares	(190)
Foreign exchange contracts	155
Total impact on earnings	9
Euros [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	0
Receivables under indemnification arrangement	(1)
Non-permanent intercompany loans	16
Indirect investment in LSEG shares	0
Foreign exchange contracts	0
Total impact on earnings	15
Other Currencies [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	3
Receivables under indemnification arrangement	(1)
Non-permanent intercompany loans	17
Indirect investment in LSEG shares	0
Foreign exchange contracts	0
Total impact on earnings	19
Canada, Dollars [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	0
Receivables under indemnification arrangement	0
Non-permanent intercompany loans	64
Indirect investment in LSEG shares	0
Foreign exchange contracts	0
Total impact on earnings	$ 64